Derivative instruments and risk management - Offsetting (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivative assets
Gross fair value recognized	$ 13,600	$ 11,321
Less: offset applied under master netting agreements	(2,036)	(2,197)
Net fair value presented in the consolidated balance sheets	11,564	9,124
Positions not offset in the consolidated balance sheets, Gross fair value of derivatives	0	0
Positions not offset in the consolidated balance sheets, Cash collateral received/paid	(3,216)	(6,196)
Net exposures	8,348	2,928
Derivative liabilities
Gross fair value recognized	13,272	12,665
Less: offset applied under master netting agreements	(2,036)	(2,197)
Net fair value presented in the consolidated balance sheets	11,236	10,468
Positions not offset in the consolidated balance sheets, Gross fair value of derivatives	0	0
Positions not offset in the consolidated balance sheets, Cash collateral received/paid	(1,861)	0
Net exposures	9,375	10,468
Net fair value	$ 328	$ (1,344)